Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable Net [Abstract]
Accounts Receivable Lessen By Provision for Doubtful Receivables

	December 31, 2015	December 31, 2014
Accounts receivable	$3,999	$13,327
Less: Provision for doubtful receivables	—	(49)
Accounts receivable, net	$3,999	$13,278

Changes To Provisions For Doubtful Receivables

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2015	$(49)	$—	$49	$—
Year ended December 31, 2014	$(613)	$—	$564	$(49)
Year ended December 31, 2013	$(458)	$(155)	$—	$(613)